Consolidated Statements of Changes in Total Equity (USD $) In Thousands, except Share data	Total USD ($)	Thousands of Shares of Common Stock Outstanding [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member] USD ($)	TOTAL EQUITY Retained Earnings [Member] USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	TOTAL EQUITY Non-controlling Interest [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2010	$ 3,332,008		$ 672,684	$ 1,313,934	$ (8,171)	$ 1,353,561	$ 41,725
Beginning Balance, Shares at Dec. 31, 2010		72,013,000
Net (loss) income	(376,421)			(358,616)		(17,805)
Reclassification of redeemable non-controlling interest in net income	(6,601)					(6,601)	6,601
Other comprehensive income (loss)	(16,678)				(15,732)	(946)
Dividends declared	(295,431)			(93,489)		(201,942)	(10,019)
Reinvested dividends	9		9
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 12)	5,906		5,906
Exercise of stock options and other, Shares	363,000	641,000
Repurchase of Common Stock (note 12)	(122,195)		(33,944)	(88,251)
Repurchase of Common Stock (note 12), Shares		3,923,000
Employee stock compensation (note 12)	16,262		16,262
Dilution gain on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	124,247			124,247
Sale of 49% interest of OPCO to Teekay Offshore				(94,843)		94,843
Acquisition of Voyageur FPSO unit (note 3a)	144,600					144,600
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	498,088					498,088
Ending balance at Dec. 31, 2011	3,303,794		660,917	802,982	(23,903)	1,863,798	38,307
Ending balance, Shares at Dec. 31, 2011		68,732,000
Net (loss) income	(311,116)			(160,180)		(150,936)
Reclassification of redeemable non-controlling interest in net income	4,520					4,520	(4,520)
Other comprehensive income (loss)	9,475				9,135	340
Dividends declared	(324,888)			(83,305)		(241,583)	(4,972)
Reinvested dividends	6		6
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 12)	11,617		11,617
Exercise of stock options and other, Shares	733,000	971,000
Employee stock compensation (note 12)	9,393		9,393
Dilution gain on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	88,727			88,727
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	399,946					399,946
Ending balance at Dec. 31, 2012	3,191,474		681,933	648,224	(14,768)	1,876,085	28,815
Ending balance, Shares at Dec. 31, 2012	69,704,188	69,704,188
Net (loss) income	35,480			(114,738)		150,218
Reclassification of redeemable non-controlling interest in net income	6,391					6,391	(6,391)
Other comprehensive income (loss)	(2,271)				(2,421)	150
Dividends declared	(353,414)			(90,273)		(263,141)	(5,860)
Reinvested dividends	8		8
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 12)	27,219		27,219
Exercise of stock options and other, Shares	1,039,000	1,324,000
Repurchase of Common Stock (note 12)	(12,000)		(2,722)	(9,278)
Repurchase of Common Stock (note 12), Shares		300,000
Employee stock compensation (note 12)	7,322		7,322
Dilution gain on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	36,703			36,703
Excess of purchase price over the carrying value upon acquisition of Variable Interest Entity (note 3a)	(35,421)			(35,421)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	301,559					301,559
Ending balance at Dec. 31, 2013	$ 3,203,050		$ 713,760	$ 435,217	$ (17,189)	$ 2,071,262	$ 16,564
Ending balance, Shares at Dec. 31, 2013	70,729,399	70,729,399